Document and Entity Information	Jul. 13, 2023
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Entity Address, Region	GRAND CAYMAN
Amendment Flag	true
Entity Central Index Key	0001838987
Document Type	8-K/A
Document Period End Date	Jul. 13, 2023
Entity Registrant Name	FREEDOM ACQUISITION I CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40117
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	618-1798
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to amend the Current Report on Form 8-K filed by Freedom on July 14, 2023 (the “Form 8-K”) to correct scrivener errors in Item 1.01 and Item 8.01 of the Form 8-K under the heading “PIPE Financing (Private Placement)” related to the number of Class B ordinary shares of Freedom to be transferred by the Sponsor to the PIPE Investors and in Item 8.01 of the Form 8-K under the heading “Redemptions” related solely to the Class A Ordinary Shares that holders validly elected to redeem, and their corresponding aggregate value, as of July 13, 2023. The sole purpose of this Amendment is to correct these scrivener errors, and except as amended by this Amendment, no other amendments are made to the Form 8-K. Capitalized terms not defined herein have the meaning given to them in the Form 8-K.
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FACT
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FACT WS
Security Exchange Name	NYSE
Units Each Consisting Of One Class A Ordinary Share And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	FACT.U
Security Exchange Name	NYSE